Staff Cost - Summary of Staff Costs Recognized in the Statement of Profit and Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of employee compensation costs [line items]
Total costs	€ 31,107	€ 23,571	€ 11,663
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Total costs	21,845	15,829	7,199
General and administrative expense [member]
Disclosure of employee compensation costs [line items]
Total costs	€ 9,262	€ 7,742	€ 4,464